Share Capital - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions								2 Months Ended	12 Months Ended
	Feb. 28, 2024	Nov. 01, 2023	Mar. 01, 2023	Nov. 02, 2022	Aug. 03, 2022	Mar. 02, 2022	Mar. 01, 2022	Feb. 27, 2024	Mar. 12, 2024	Dec. 31, 2023	Mar. 08, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend increase percentage	5.00%	11.00%	6.00%	13.00%		28.00%
Dividend declared (in CAD per share)	$ 1.05	$ 1.00	$ 0.90	$ 0.85	$ 1.50	$ 0.75	$ 0.5875
Dividends paid, ordinary shares (in CAD per share)					$ 1.50
Share repurchase term									12 months
Shares repurchased and retired (in shares)								4,000,000		40,050,000
Weighted average price per share of shares repurchased and retired (in CAD per share)								$ 85.54		$ 82.86
Purchase of common shares under Normal Course Issuer Bid								$ 342		$ 3,318
Normal course issuer bid, percent of issued and outstanding shares	10.00%
Common shares, conversion basis, subject to shareholder approval (in shares)	2
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term (in years)										5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding										7.00%
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of common shares under Normal Course Issuer Bid										$ 2,929
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares)											92,296,006
Top of range | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term										6 years
Bottom of range | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term										5 years